UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Arizona Municipal
Income Fund

May 31, 2008

1.802196.104

AZI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 92.7%
Arizona Board of Regents Series 2008 A, 5% 6/1/22	$ 1,315,000	$ 1,397,911
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	1,000,000	1,074,190
5% 6/1/19 (AMBAC Insured)	1,140,000	1,222,958
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,298,637
5% 7/1/32	700,000	680,869
Arizona Health Facilities Auth. Rev.:
(Banner Health Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,024,480
Series 2007 B, 2.677% 1/1/37 (d)	1,000,000	796,030
Series A, 5.25% 1/1/31	1,000,000	1,016,510
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (f)	245,000	249,898
Arizona School Facilities Board Ctfs. of Prtn. Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,061,630
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/24 (AMBAC Insured)	1,230,000	1,280,984
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,033,650
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (e)	500,000	506,695
Arizona Trans. Board Hwy. Rev.:
Series 2002 B, 5.25% 7/1/19	2,525,000	2,674,657
Series 2008 A, 5% 7/1/33	2,000,000	2,070,380
5.25% 7/1/13	1,500,000	1,596,585
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5% 10/1/16	1,185,000	1,314,153
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (f)	75,000	80,852
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(e)	1,000,000	1,032,770
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,390,121
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,091,306
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,253,265
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,802,815
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,028,588
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,067,810
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	$ 1,040,000	$ 1,043,182
5% 12/1/27	1,000,000	926,010
5% 12/1/35	1,000,000	888,200
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,710,208
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,012,800
5% 4/1/12	1,470,000	1,498,062
5% 4/1/14	1,000,000	1,017,620
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	687,058
5% 7/1/16	1,000,000	1,043,140
5.25% 7/1/32	1,000,000	991,860
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	999,970
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,001,620
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,361,616
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (f)	1,000,000	1,103,810
5% 7/1/22	1,000,000	1,084,330
7.4% 7/1/10	1,000,000	1,099,520
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,053,640
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	530,050
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,068,280
5% 7/1/24 (FGIC Insured)	3,000,000	3,163,170
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,245,164
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,149,438
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (f)	1,305,000	1,464,445
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (e)	810,000	811,223
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33 (b)	1,000,000	1,000,740
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev.: - continued
Series B, 5.25% 7/1/27 (FGIC Insured) (e)	$ 1,100,000	$ 1,090,793
Series D, 5% 7/1/10 (b)(e)	1,500,000	1,540,680
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (e)	1,160,000	1,173,943
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	2,000,000	1,596,600
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,019,650
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,322,838
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,051,780
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,069,160
5% 7/1/24 (MBIA Insured)	1,750,000	1,811,985
5% 7/1/29 (MBIA Insured)	770,000	786,955
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,038,982
5% 7/1/20 (MBIA Insured) (c)	5,000,000	5,295,849
5% 7/1/29 (MBIA Insured)	1,750,000	1,799,245
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,621,260
5.5% 7/1/19 (FGIC Insured)	1,000,000	1,072,560
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,605,315
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,117,170
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,197,580
Series B, 5.375% 7/1/20	1,060,000	1,155,644
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	1,250,000	979,625
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,096
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	946,207
5% 7/1/20 (AMBAC Insured)	25,000	26,534
5% 7/1/21 (AMBAC Insured)	960,000	1,013,712
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,038,390
7.5% 7/1/10 (FGIC Insured)	250,000	274,583
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,014,590
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A: - continued
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	$ 1,335,000	$ 1,349,098
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,012,330
5% 7/1/20 (FGIC Insured)	1,000,000	1,005,030
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured)	820,000	876,711
5% 7/1/21 (MBIA Insured)	860,000	914,782
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,191,026
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,539,885
Series A:
5% 1/1/24	1,000,000	1,059,270
5% 1/1/37	3,000,000	3,075,930
5.25% 1/1/18	1,000,000	1,058,820
5.25% 1/1/19	1,615,000	1,711,674
Series B:
5% 1/1/20	1,500,000	1,564,650
5% 1/1/21	290,000	301,391
5% 1/1/31	1,995,000	2,032,466
Salt Verde Finl. Corp. Sr. Gas Rev. 5.5% 12/1/29	3,000,000	2,940,720
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2008 A, 5% 9/1/23 (b)	355,000	351,613
5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (f)	250,000	275,995
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	2,050,000	2,144,075
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,280,823
5% 7/1/19 (MBIA Insured)	1,000,000	1,065,500
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,770,619
5.5% 7/1/17	1,035,000	1,140,818
Tempe Union High School District #213 7% 7/1/08	310,000	311,159
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,082,570
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	$ 1,000,000	$ 1,132,920
5% 7/1/18 (FGIC Insured)	3,295,000	3,525,518
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,152,340
Tucson Wtr. Rev.:
Series 1993, 5.5% 7/1/14	445,000	480,814
Series A:
5% 7/1/11 (FGIC Insured)	1,410,000	1,470,884
5% 7/1/15 (FGIC Insured)	1,000,000	1,070,800
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,760,713
5.25% 7/1/11	310,000	319,920
5.25% 7/1/15	1,000,000	1,034,070
Univ. of Arizona Ctfs. of Prtn.:
Series A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,065,875
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	302,634
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	649,278
Univ. of Arizona Univ. Revs.:
Series 2005 A:
5% 6/1/17 (AMBAC Insured)	1,000,000	1,073,710
5% 6/1/18 (AMBAC Insured)	1,000,000	1,066,120
5.25% 6/1/13 (Pre-Refunded to 6/1/08 @ 100) (f)	245,000	245,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (d)(e)	1,000,000	986,830
		141,094,007
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	519,650
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	144,700
		664,350
Puerto Rico - 5.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	725,151
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	224,356
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	989,370
5.75% 7/1/19 (FGIC Insured)	700,000	728,014
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (f)	$ 225,000	$ 233,901
Series B, 5% 7/1/17	1,000,000	1,023,300
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	738,178
Series 2003 A, 5.25% 7/1/14	275,000	284,380
Series A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	1,032,000
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,032,850
Series C, 5.25% 1/1/15 (e)	500,000	515,095
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	324,878
Series M2, 5.75%, tender 7/1/17 (d)	200,000	207,868
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	1,000,000	149,710
0% 8/1/54 (AMBAC Insured)	1,000,000	67,680
		8,276,731
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (e)	300,000	258,849
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	981,880
		1,240,729
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $152,264,903)	151,275,817
NET OTHER ASSETS - 0.6%	965,892
NET ASSETS - 100%	$ 152,241,709
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
13 U.S. Treasury 10-Year Bond Contracts	Sept. 2008	$ 1,461,281	$ (14,374)

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $68,846.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $152,242,072. Net unrealized depreciation aggregated $966,255, of which $1,473,813 related to appreciated investment securities and $2,440,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for net asset value (NAV) calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Maryland Municipal
Income Fund

May 31, 2008

1.802198.104

SMD-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 494,690
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	144,700
		639,390
Maryland - 86.6%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,390,851
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,017,765
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,614,330
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,607,783
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,181,160
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	500,600
5% 2/1/31	2,000,000	2,080,700
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,860,610
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,086,820
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2002 A:
5.125% 7/1/42 (FGIC Insured) (a)	2,315,000	2,326,297
5.2% 7/1/32 (FGIC Insured)	250,000	252,823
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,645,665
5% 7/1/37 (AMBAC Insured)	2,000,000	2,012,980
5% 7/1/37 (FSA Insured)	4,000,000	4,111,480
(Wtr. Projs.):
Series 1994 A:
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,544,850
5% 7/1/24 (FGIC Insured)	370,000	394,157
Series 2002 A, 5.125% 7/1/42 (FGIC Insured)	355,000	356,732
Series 2005 A, 5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100) (c)	2,250,000	2,483,573
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	523,090
5% 11/1/13	350,000	366,860
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	$ 1,000,000	$ 1,090,900
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	165,023
5% 9/1/09	175,000	175,949
5.5% 9/1/12	195,000	200,694
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,103,640
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,231,481
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2002 A, 5.25% 8/15/14	2,395,000	2,572,589
Series 2004 A, 5% 8/15/14	1,000,000	1,101,590
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/10	100,000	98,415
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,552,830
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	497,485
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	721,168
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	533,485
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,007,840
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,095,310
5.5% 3/1/17	2,265,000	2,594,308
First Series 2003 A, 5.25% 3/1/17	4,295,000	4,839,391
First Series 2008, 5% 3/1/15	3,150,000	3,473,159
Second Series 2001, 5.5% 7/15/14	4,450,000	5,022,003
Second Series 2002 A, 5.5% 8/1/15	740,000	842,505
Second Series 2005 A, 5% 8/1/14	4,000,000	4,406,440
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,020,680
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,322,145
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,018,450
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	258,912
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	156,426
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	$ 1,000,000	$ 1,000,580
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,092,689
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	660,000	688,248
(Johns Hopkins Health Sys. Proj.):
Series 2001, 5% 5/15/34	1,500,000	1,508,115
Series B, 5% 5/15/35	1,475,000	1,511,477
(Johns Hopkins Univ. Proj.):
Series 1998, 5.125% 7/1/20	500,000	510,450
Series 2001 B, 5% 7/1/41	3,590,000	3,620,371
Series 2004 A, 5% 7/1/24	1,000,000	1,039,210
Series A:
5% 7/1/32	1,015,000	1,034,041
5% 7/1/33	2,000,000	2,046,160
5% 7/1/38	2,000,000	2,031,320
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,063,760
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	317,712
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,002,040
(MedStar Health Proj.) 5.25% 5/15/46	1,000,000	975,870
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	954,170
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,177,109
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,631,064
Series A, 5% 7/1/41	1,000,000	959,400
(Washington County Health Sys. Proj.) 6% 1/1/43	400,000	398,244
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,607,280
5% 7/1/17 (MBIA Insured)	1,690,000	1,814,029
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,172,809
5.25% 12/15/15	320,000	339,098
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,062,130
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	$ 2,000,000	$ 2,168,600
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,196,120
Maryland Trans. Auth. Trans. Facility Projects Rev.:
5% 7/1/30 (FSA Insured)	2,000,000	2,076,780
5% 7/1/31 (FSA Insured)	5,000,000	5,180,647
5% 7/1/35 (FSA Insured)	880,000	916,018
6.8% 7/1/16 (Escrowed to Maturity) (c)	780,000	881,923
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,328,911
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
5% 6/1/24	2,000,000	2,101,000
5% 5/1/25	1,000,000	1,057,380
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	518,095
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,754,925
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	1,850,000	1,579,253
		133,778,972
Puerto Rico - 11.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,622,835
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	640,620
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,000,000	1,146,410
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,133,470
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,109,170
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	538,705
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,280,000	2,370,197
Series 2005 C, 5.5% 7/1/23 (AMBAC Insured)	1,110,000	1,180,352
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	738,178
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2002 A:
5.5% 7/1/18 (MBIA Insured)	$ 2,000,000	$ 2,150,440
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	1,000,000	1,072,890
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,078,190
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,573,395
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,073,800
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,025,130
		18,453,782
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	300,000	258,849
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $152,003,137)	153,130,993
NET OTHER ASSETS - 0.9%	1,397,190
NET ASSETS - 100%	$ 154,528,183
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
10 UST 20 YR Index Contracts	Sept. 2008	$ 1,135,000	$ (13,323)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,146.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $151,996,289. Net unrealized appreciation aggregated $1,134,704, of which $2,847,039 related to appreciated investment securities and $1,712,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008